N-2	Aug. 01, 2025
Cover [Abstract]
Entity Central Index Key	0001756404
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Principal Real Asset Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT STRATEGIES AND RISKS
Under Principal Investment Strategies, replace the paragraph entitled Infrastructure with the following paragraph:
Infrastructure. This strategy invests in infrastructure, including in equity and debt securities issued by private and public infrastructure companies. Infrastructure investments and companies include, among other assets, utilities and other regulated assets (such as electricity transmission and distribution facilities, gas distribution systems, water-related businesses like water distribution and waste water collection and processing facilities), transportation assets (such as toll roads, airports, seaports, and railway lines), communications assets (including broadcast and wireless towers and satellite networks) and social infrastructure (including schools, hospitals, prisons and courthouses). With respect to the Fund’s investment in global listed infrastructure equities, the applicable portfolio managers incorporate environmental, social, and/or governance investment insights into that investment strategy when assessing potential portfolio investments.